Financial Liabilities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial Liabilities	Financial liabilities
The breakdown of financial liabilities at December 31, 2024 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2025	2026	2027	2028	2029	Subsequent years	Non-current total	Total
Debentures and bonds	3,559	2,046	4,019	2,006	2,422	17,203	27,696	31,255
Promissory notes & commercial paper	1,276	12	3	19	10	129	173	1,449
Total Issues	4,835	2,058	4,022	2,025	2,432	17,332	27,869	32,704
Loans and other payables	556	389	643	277	565	1,584	3,458	4,014
Derivative instruments (Note 19)	199	160	562	376	283	484	1,865	2,064
Total	5,590	2,607	5,227	2,678	3,280	19,400	33,192	38,782
The estimate of future payments for interest on these financial liabilities at December 31, 2024 is as follows: 1,308 million euros in 2025, 1,187 million euros in 2026, 1,045 million euros in 2027, 979 million euros in 2028, 888 million euros in 2029 and 6,932 million euros after 2029. For floating rate financing, the Group mainly estimates future interest using the forward curve of the various currencies as of December 31, 2024.
Derivative instruments in the table above include the fair value of derivatives classified as financial liabilities, i.e. when they have a negative mark-to-market, yet excluding the fair value of derivatives classified as current financial assets (461 million euros, see Note 15) and non-current financial assets (2,605 million euros, see Note 12).
The heading “Financed operating payments and investments in property, plant and equipment and intangible assets payments”, in the “Net cash used in financing activities” flow of the consolidated statement of cash flows (see Note 28) amounted to 222 million euros corresponding mainly to financed spectrum licenses (245 million euros in 2023 corresponding in its totality to financed spectrum licenses).
The composition of the financial liabilities by category at December 31, 2024 and 2023 is as follows:

December 31, 2024
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	32,704	32,704	31,638
Loans and other payables	—	—	—	—	—	—	4,014	4,014	4,016
Derivative instruments	471	—	1,593	—	2,064	—	—	2,064	2,064
Total financial liabilities	471	—	1,593	—	2,064	—	36,718	38,782	37,718

December 31, 2023
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	31,567	31,567	30,498
Loans and other payables	—	—	—	—	—	—	3,601	3,601	3,602
Derivative instruments	582	—	1,311	—	1,893	—	—	1,893	1,893
Total financial liabilities	582	—	1,311	—	1,893	—	35,168	37,061	35,993
The calculation of the fair values of the Telefónica Group’s debt instruments required an estimate of the credit spread curve for each currency and corresponding subsidiary using the prices of the Group’s bonds and credit derivatives.
At December 31, 2024, some of the financing arranged by Telefónica Group companies in Latin America (435 million euros in Peru), which amounted to approximately 1% of the Telefónica Group’s gross debt, was subject to compliance with certain financial covenants. To date, these covenants are being met and have no impact on the debt of the Telefónica Group companies. Due to the absence of cross-defaults, breach of the covenants would not affect the debt at Telefónica, S.A. level.
Some of the financial liabilities of Telefónica Group includes adjustments in the amortized cost at December 31, 2024 and 2023 as a result of fair value interest rate and exchange rate hedges.

Issues, promissory notes, commercial paper, loans and other payables
The movement in issues, promissory notes, commercial paper, loans and other payables in 2024 and 2023 arising from financial activities is as follows:

		Cash used in financing activities
Millions of euros	Balance at 12/31/2023	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2024
Issues	30,198	1,787	(1,140)	589	(109)	(70)	31,255
Promissory notes and commercial paper	1,369	478	(409)	1	—	10	1,449
Loans and other payables	3,601	897	(694)	(54)	—	264	4,014

		Cash used in financing activities
Millions of euros	Balance at 12/31/2022	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2023
Issues	31,268	967	(1,910)	(302)	175	—	30,198
Promissory notes and commercial paper	899	504	(43)	—	—	9	1,369
Loans and other payables	4,544	1,183	(1,456)	26	1	(697)	3,601
Debentures and bonds
Financial updates of debenture and bond issues include mainly the value adjustment of the basis adjustment bonds due to their fair value hedges, impacted by interest rate movements.
At December 31, 2024, the nominal amount of outstanding debentures and bonds issues was 30,979 million euros (29,779 million euros at December 31, 2023). Appendix III presents the characteristics of all outstanding debentures and bond issues at the year-end 2024, and the significant issues made during the year.
Telefónica, S.A. has a full and unconditional guarantee on issues made by Telefónica Emisiones, S.A.U., and Telefónica Europe, B.V., both of which are wholly owned finance subsidiaries of Telefónica, S.A. No other subsidiaries of Telefónica, S.A. provide guarantees on these issues.
Promissory notes and commercial paper
The main programs for issuance of promissory notes and commercial paper are the following:
•At December 31, 2024, Telefónica Europe, B.V. had a commercial paper issuance program guaranteed by Telefónica, S.A. for up to 5,000 million euros. The outstanding balance of commercial paper issued under this program at December 31, 2024 was 1,165 million euros, issued at an average interest rate of 3.76% for 2024 (1,000 million euros issued in 2023 at an average rate of 3.65%).
•At December 31, 2024, Telefónica, S.A. had a corporate promissory note program for 500 million euros expandable to 2,000 million euros, with 35 million euros of outstanding balance at December 31, 2024, issued at an average interest rate of 3.65% for 2024 (no outstanding balance at December 31, 2023).
Interest-bearing debt
Other movements in "Loans and other payables" at December 31, 2024 include collections and payments related to collateral liabilities deposit associated with Telefónica, S.A. debt for a net amount of payments amounting to 123 million euros (589 million euros for a net amount of proceeds at December 31, 2023).
The average interest rate on outstanding loans and other payables at December 31, 2024 was 4.71% (4.47% in 2023). This percentage does not include the impact of hedges arranged by the Group.
The main financing transactions included under “Interest-bearing debt” line outstanding at December 31, 2024 and 2023 and their nominal amounts are provided in Appendix V.
Interest-bearing debt arranged or repaid in 2024 mainly includes the following:

Description	Limit 12/31/2024(*) (million euros)	Currency	Outstanding balance 12/31/2024 (million euros)	Arrangement date	Maturity date	Drawndown 2024 (million euros)	Repayment 2024 (million euros)
Telefónica, S.A.
Sustainability syndicated (1)	5,500	EUR	—	03/15/2018	01/13/2029	—	—
Bilateral loan	—	EUR	150	03/27/2024	07/31/2034	150	—
Bilateral loan	—	EUR	140	10/09/2024	10/31/2031	140	—
Bilateral loan	—	EUR	100	11/21/2024	12/16/2031	100	—
Bluevia Fibra S.L.U.
Syndicated (2)	360	EUR	325	11/16/2022	12/20/2029	75	—
Telxius Telecom, S.A.
Syndicated (3)	145	EUR	100	12/01/2023	12/04/2029	—	—
(1) The second one-year extension option for the Telefónica, S.A. sustainability-linked syndicated credit facility for up to 5,500 million euros, was executed on January 13, 2024, extending the maturity date to January 13, 2029.
(2) The second one-year extension option of the Bluevía Fibra S.L.U syndicated facility, for 360 million euros, was executed on December 20, 2024, with a maturity extending the maturity date to December 20, 2029.
(3) On December 4, 2024, the first one-year extension option of the Telxius Telecom, S.A, syndicated facility, for 145 million euros, was executed extending the maturity date to December 4, 2029. The facility has two annual extension options at Telxius Telecom, S.A. request with a maturity maximum up to 2030.
(*) Undrawn limit.
At December 31, 2024, the Telefónica Group presented availabilities of financing from different sources that amounted to approximately 11,017 million euros (11,315 million euros at December 31, 2023), of which 10,634 million euros will mature in more than twelve months.
Within these availabilities of financing, 10,593 million euros are included, whose interests are linked to the fulfillment of sustainability objectives. Of these, 4,343 million euros correspond to committed lines and bilateral financing, 750 million euros correspond to the sustainable syndicated loan of Telefónica Germany GmbH & Co. OHG (see Annex V) and 5,500 million euros correspond to the sustainable syndicated loan of Telefónica, S.A. (see Note 29.d).
Loans by currency
The breakdown of “Loans and other payables” line by currency at December 31, 2024 and 2023, and the equivalent value of foreign-currency loans in euros, is as follows:

	Outstanding balance (in millions)
	Local Currency		Euros
Currency	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Euro	2,685	2,266	2,685	2,266
U.S. dollar	393	389	378	352
Brazilian real	306	119	48	22
Colombian peso	1,794,020	1,402,872	391	332
Mexican peso	776	2,716	36	145
Uruguayan peso	2,905	5,455	63	126
Chilean Peso	310,338	247,252	300	255
Other currencies			113	103
Total Group			4,014	3,601